Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of other assets [line items]
Financial assets	$ 195.7	$ 204.5
Other assets	327.5	296.3
Less current portion - financial	26.2	15.8
Less current portion - non-financial	1.3	1.3
Long-term portion	300.0	279.2	$ 224.6
Investments held for self-insured liabilities
Disclosure of other assets [line items]
Financial assets	195.7	204.5
Holdbacks on long-term contracts
Disclosure of other assets [line items]
Financial assets	43.7	25.2
Derivative financial instruments
Disclosure of other assets [line items]
Financial assets	20.7	20.0
Insurance recovery assets
Disclosure of other assets [line items]
Financial assets	10.6	0.0
Other
Disclosure of other assets [line items]
Financial assets	39.2	28.6
Other	$ 17.6	$ 18.0